Rule 497(k)

Registration Nos. 333-182308 and 811-22717

First Trust Exchange-Traded Fund VI

(the “Trust”)

First Trust BuyWrite Income ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information
Each Dated February 1, 2024

October 23, 2024

The Board of Trustees of the Trust, on behalf of the Fund, approved a change to the Fund’s fiscal year-end from September 30 to December 31, effective on or about October 23, 2024.

The Fund’s investment objective, strategies, risks, and all other policies will remain unchanged.

Please Keep this Supplement for Future Reference